Goodwill - Summary of Goodwill (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 145,063,857	$ 20,837,119
Ending balance	¥ 145,063,857	$ 22,232,009	¥ 145,063,857	$ 20,837,119